Warrant Liabilities (Details Textual) (Warrant [Member], USD $)	9 Months Ended
	Sep. 30, 2013	Jun. 25, 2013
Warrant [Member]
Summary of assumptions used in connection with the valuation of warrants issued
Amount of initial warrant liability		$ 4,827,788
Non-cash charge or the change in the fair value	$ 5,349,422
Share Price	$ 2.09	$ 0.96